Schedule I Condensed Non-Consolidated Financial Information of Registrant - Guarantees (Details) - Long-term Debt - Teekay Tankers - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Debt guaranteed	$ 166.4
Teekay Parent
Debt Instrument [Line Items]
Debt guaranteed	$ 166.4	$ 252.7